Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 75	$ 107
Provision for credit losses	8	15
Exchange rate changes/other		(1)
Balance at end of period	83	121
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,419	6,115
Provision for credit losses	100	121
Net write-offs	(142)	(226)
Exchange rate changes/other	12	(96)
Balance at end of period	4,389	5,914
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,089	5,639
Balance at end of period	4,047	5,478
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	241	363
Balance at end of period	251	309
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	75	107
Balance at end of period	83	121
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	14	6
Balance at end of period	8	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	416	518
Provision for credit losses	(6)	15
Net write-offs	(5)	(7)
Exchange rate changes/other	4	(14)
Balance at end of period	409	512
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,079	1,309
Provision for credit losses	18	69
Net write-offs	(56)	(59)
Exchange rate changes/other	(3)	(4)
Balance at end of period	1,038	1,315
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	875	1,246
Provision for credit losses	65	25
Net write-offs	(71)	(69)
Exchange rate changes/other	1	(1)
Balance at end of period	870	1,201
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	177	140
Provision for credit losses	3	8
Net write-offs	(4)	(5)
Exchange rate changes/other	2
Balance at end of period	178	143
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,797	2,795
Provision for credit losses	12	(11)
Net write-offs	(6)	(86)
Exchange rate changes/other	8	(76)
Balance at end of period	$ 1,811	$ 2,622